Cost Method Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cost Method Investment [Abstract]
Beginning balance	$ 1,542,454	$ 554,392
Acquisitions	76,520	216,232
Fair value adjustment of retained noncontrolling investment		807,265
Exchange difference	95,084	(35,435)
Ending balance	$ 1,714,058	$ 1,542,454